Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS OPERATING ACTIVITIES:
Net loss	$ (60,334)	$ (19,612)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	112	63
Change in fair value of convertible notes	1,771	1,139
Non-cash share-based compensation	17,983	3,253
Deferred tax assets	(221)	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(4,490)	(3,430)
Other assets	(57)	0
Accounts payable	1,303	580
Accrued expenses and other liabilities	2,553	194
Net cash used in operating activities	(41,380)	(17,813)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(131)	(165)
Purchase of investments	(497)	0
Net cash used in investing activities	(628)	(165)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of issuance of convertible preferred shares, net of issuance costs	61,316	0
Issuance of ADRs in initial public offering, net of issuance costs	132,823	0
Proceeds from issuance of convertible notes	16	0
Payments of initial public offering costs	0	18,434
Proceeds from exercise of share options	0	(55)
Net cash provided by financing activities	194,155	18,379
Effect of exchange rate changes on cash, cash equivalents and restricted cash	13,225	1,676
Net increase in cash	165,372	2,077
Cash, cash equivalents and restricted cash, beginning of year	24,984	22,907
Cash, cash equivalents and restricted cash, end of year	190,356	24,984
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accrued expenses	0	58
Conversion of convertible notes into convertible preferred shares	21,614	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Total cash, cash equivalents and restricted cash	$ 24,984	$ 24,984